Description of Organization and Business Operations - Additional Information (Details)										1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 15, 2024 USD ($)	Jan. 04, 2024 USD ($)	Dec. 28, 2023 shares	Sep. 28, 2023 USD ($) shares	Mar. 20, 2023 USD ($)	Nov. 30, 2022 shares	Sep. 27, 2022 USD ($)	Sep. 28, 2021 USD ($) $ / shares shares	Sep. 23, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2024	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Feb. 20, 2024 USD ($) shares	Feb. 07, 2024 USD ($)	Dec. 13, 2023 USD ($)	Oct. 27, 2023 USD ($)	Aug. 28, 2023 USD ($)	Jul. 25, 2023 USD ($)	Jun. 26, 2023 USD ($)	Apr. 27, 2023 USD ($)	Mar. 28, 2023 USD ($)	Feb. 28, 2023 USD ($)	Feb. 27, 2023 USD ($)	Jan. 25, 2023 USD ($)	Dec. 27, 2022 USD ($)	Nov. 28, 2022 USD ($)	Oct. 26, 2022 USD ($)	Sep. 26, 2022 USD ($)	Sep. 23, 2022 $ / shares shares
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Accumulated deficit										$ (17,770,145)			$ (17,770,145)	$ (11,671,194)
Net loss													(6,098,951)	(6,256,068)
Net cash provided by used in operating activities													$ (2,651,143)	$ (3,861,735)
Common stock average par value per share | shares										2			2
Description of trigger event based on common stock													when the daily volume-weighted average price is less than $2.00 per share for five consecutive trading days.
Discription of having sufficient fund												12 months
Common stock, par value | $ / shares										$ 0.001			$ 0.001	$ 0.001
Sale of units description						In November 2022, the Company initiated an offering to sell to a select group of accredited investors only, on a private placement basis, 1,000,000 units for a purchase price of $4.00 per unit (the “Units”), each Unit consisting of one share of common stock and one warrant to purchase one share of common stock with an exercise price of $4.00 (the “2022 Offering”).
Sale of units in private placement | shares													490,000
Funicular Funds
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from Notes Payable										$ 1,500,000
GIGCAPITAL5 INC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Date of incorporation													Jan. 19, 2021
Percentage Of Shares Sold During Offering										4.30%			4.30%
Sale of common stock, Shares | shares								23,000,000
Proceeds from issuance of unit								$ 225,400,000	$ 30,000,000
Accumulated deficit										$ (17,104,720)			$ (17,104,720)	$ (13,080,129)
Net loss													(4,024,591)	(2,774,307)
Net cash provided by used in operating activities													$ (1,944,104)	$ (1,261,550)
Common stock average par value per share | shares										2			2
Description of trigger event based on common stock													when the daily volume-weighted average price is less than $2.00 per share for five consecutive trading days
Discription of having sufficient fund												12 months
Common stock, par value | $ / shares									$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Number of Public Share per unit | shares									1
Exercise price of warrants | $ / shares								$ 11.5	$ 11.5		$ 11.5
Sale of stock price per unit | $ / shares								$ 10
Transaction costs, net								$ 13,193,740					$ 25,000
Transaction costs													$ 0	$ 85,000
Deferred underwriting fees								9,200,000
Offering costs								843,740
Reimbursement of offering expenses								$ 1,450,000
Monthly extension of amendment description													The Company’s initial public offering prospectus and Amended and Restated Certificate of Incorporation provided that the Company initially had until September 28, 2022 (the date which was 12 months after the consummation of the Offering) to complete the Business Combination (the “Combination Period”). On September 23, 2022, the Company held a special meeting of its stockholders and the Company’s stockholders approved an amendment to the Company’s Amended and Restated Certificate of Incorporation that extends the date by which the Company must consummate a Business Combination transaction from September 28, 2022 up to March 28, 2023 in one-month extensions (the “Extension”).
Number of public shares to be redeemed | shares				904,023						995,049			995,049
Amount withdrawn from trust account				$ 9,828,000									$ 10,449,625
Principal amount																														$ 960,000
Description of proposals													At the March special meeting, the stockholders approved two proposals: (A) to amend the Company’s Amended and Restated Certificate of Incorporation, giving the Company the right to extend the date by which it has to consummate a Business Combination up to six (6) times for an additional one (1) month each time, from March 28, 2023 to September 28, 2023 provided that the Sponsor (or its designees) must deposit into the Trust Account for each one-month extension funds equal to $100,000 (the “Second Extension”); (B) to amend the Company’s investment management trust agreement, dated as of September 23, 2021, by and between the Company and Continental Stock Transfer & Trust Company, allowing the Company to extend the Combination Period up to six (6) times for an additional one (1) month each time from March 28, 2023 to August 28, 2023 by depositing into the Trust Account for each one-month extension, the sum of $100,000.
Issued and outstanding common stock own percentage													75.60%
US Government treasury bills maturity description													U.S. government treasury bills with a maturity of one hundred and eighty-five (185) days or less
Public shares redemption percentage													100.00%
Monthly extension fee payable																			$ 100,000					$ 160,000
GIGCAPITAL5 INC [Member] | Subsequent Event
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from Sale of Restricted Investments		$ 26,201
Debt Instrument, Periodic Payment, Interest	$ 0
Temporary equity, shares outstanding | shares															848,003
Percentage of Public Units Sold in Offering															3.70%
Proceeds from trust account															$ 9,356,221
GIGCAPITAL5 INC [Member] | Subsequent Event | Non-Convertible Loan Working Capital Amendment
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Principal amount																$ 262,247
GIGCAPITAL5 INC [Member] | Charter Amendment Proposal
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Extension fund amount				100,000
GIGCAPITAL5 INC [Member] | Trust Amendment Proposal
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Extension fund amount				$ 100,000
GIGCAPITAL5 INC [Member] | Funicular Funds
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from Notes Payable										$ 1,500,000
GIGCAPITAL5 INC [Member] | Extension Note
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, par value | $ / shares																															$ 0.0001
Number of public shares to be redeemed | shares																															18,985,950
Amount withdrawn from trust account							$ 192,138,312
Principal amount										1,560,000			$ 1,560,000						$ 100,000				$ 100,000
GIGCAPITAL5 INC [Member] | Extension Note | Sponsor
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Principal amount																														160,000
GIGCAPITAL5 INC [Member] | Working Capital Note
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Principal amount										$ 1,500,000			$ 1,500,000				$ 53,640	$ 381,360		$ 65,000	$ 130,000	$ 65,000	$ 130,000		$ 350,000	$ 65,000
Conversion price | $ / shares										$ 10			$ 10
GIGCAPITAL5 INC [Member] | Working Capital Note | Sponsor
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Principal amount																										$ 65,000	$ 65,000	$ 65,000	$ 65,000	$ 65,000
GIGCAPITAL5 INC [Member] | First Non-Convertible Working Capital Note | Sponsor
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Principal amount																	$ 66,360
GIGCAPITAL5 INC [Member] | Second Non-Convertible Working Capital Note | Subsequent Event | Non-Convertible Loan Working Capital Amendment
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Principal amount																262,247
GIGCAPITAL5 INC [Member] | Second Non-Convertible Working Capital Note | Sponsor | Subsequent Event | Non-Convertible Loan Working Capital Amendment
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Principal amount																195,887
GIGCAPITAL5 INC [Member] | Third Non Convertible Working Capital Note | Subsequent Event | Non-Convertible Loan Working Capital Amendment
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Principal amount	297,247															$ 297,247
GIGCAPITAL5 INC [Member] | Third Non Convertible Working Capital Note | Sponsor | Subsequent Event | Non-Convertible Loan Working Capital Amendment
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Principal amount	$ 35,000
Founders | GIGCAPITAL5 INC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of stock price per unit | $ / shares								$ 10
Sale of units in private placement | shares								795,000
Proceeds from sale of Units, net of underwriting discounts paid								$ 7,950,000
Wells Fargo Securities LLC | GIGCAPITAL5 INC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Deferred underwriting fee waiver amount					$ 6,440,000
Equity Purchase Agreement | Yorkville [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from issuance of unit										$ 40,000,000
Business combination pre paid advance received										9,005,000
Equity Purchase Agreement | GIGCAPITAL5 INC [Member] | Yorkville [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from issuance of unit										40,000,000
Business combination pre paid advance received										9,005,000
Stock Subscription Agreement
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from divestiture of businesses, net of cash divested										500,000
Stock Subscription Agreement | GIGCAPITAL5 INC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from divestiture of businesses, net of cash divested										$ 500,000
Warrants | GIGCAPITAL5 INC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units description													Each Public Unit consists of one share of the Company’s common stock (a “Public Share”), $0.0001 par value, and one redeemable warrant (a “Public Warrant”).
Common Stock
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock, Shares | shares													100,000
Common stock, par value | $ / shares										$ 0.001			$ 0.001	$ 0.001
Common Stock | GIGCAPITAL5 INC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Stock Redeemed or Called During Period, Shares | shares			2,385
Temporary equity, shares outstanding | shares										2,114,978			2,114,978	4,014,050
Common Stock | Founders | GIGCAPITAL5 INC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from issuance of unit											$ 25,000
Maximum | GIGCAPITAL5 INC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net interest to pay dissolution expenses													$ 100,000
Maximum | Common Stock | GIGCAPITAL5 INC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Exercise price of warrants | $ / shares										$ 9.2			$ 9.2
Over-Allotment Option | GIGCAPITAL5 INC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock, Shares | shares								3,000,000
Proceeds from issuance of unit								$ 230,000,000
Private Placement
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units in private placement | shares						1,000,000							261,250	228,750
Private Placement | GIGCAPITAL5 INC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from issuance of unit								6,900,000
Sale of units description													Each Private Placement Unit consists of one share of the Company’s common stock, par value $0.0001 per share, and one redeemable warrant.
Private Placement | GIGCAPITAL5 INC [Member] | Working Capital Note
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units in private placement | shares													150,000	150,000
Private Placement | Founders | GIGCAPITAL5 INC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units description													Each Private Placement Unit consists of one share of the Company’s common stock and one warrant (a “Private Placement Warrant”).
Sale of stock price per unit | $ / shares											$ 10
Sale of units in private placement | shares											795,000
Number of shares of common stock per unit | shares										1	1		1
Private Placement | Warrants | GIGCAPITAL5 INC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of shares of common stock per unit | shares										1			1
Private Placement | Common Stock
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock, Shares | shares													261,250	228,750
Private Placement | Common Stock | GIGCAPITAL5 INC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, par value | $ / shares										$ 0.0001			$ 0.0001
Number of shares of common stock per unit | shares										1			1
Underwriter Fees | GIGCAPITAL5 INC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Transaction costs								4,600,000
Underwriting Agreement | GIGCAPITAL5 INC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock, Shares | shares									20,000,000
Proceeds from issuance of unit								$ 232,300,000	$ 200,000,000
Underwriting Agreement | Over-Allotment Option | GIGCAPITAL5 INC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Underwriters Option Period									45 days
Underwriting Agreement | Over-Allotment Option | Minimum | GIGCAPITAL5 INC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock, Shares | shares									3,000,000